Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) ($33.10 - $63.85, USD $)	12 Months Ended
Dec. 31, 2014
$33.10 - $63.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower limit	$ 32.99
Exercise price, Upper limit	$ 63.85
Options outstanding, Number of options	104,126
Options outstanding, Weighted average remaining contractual life (years)	1 year 7 months 25 days
Options outstanding, Weighted average exercise price per share	$ 46.81
Options exercisable, Number of options	61,220
Options exercisable, Weighted average exercise price per share	$ 50.04